Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Other-than-Temporary Impairment (OTTI) of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI included within AOCI of the Company's fixed maturity securities (and equity securities for 2017) and equity securities as of the dates indicated:

	December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.1	$—	$0.9	$—
States, municipalities and political subdivisions	3.0	0.2	—	3.2	—
Foreign governments	0.2	0.1	—	0.3	—
Asset-backed	7.9	—	—	7.9
Residential mortgage-backed	2.4	0.1	—	2.5	0.1
U.S. corporate	24.3	1.2	(0.1)	25.4	—
Foreign corporate	8.1	0.5	(0.1)	8.5	—
Total fixed maturity securities	$46.7	$2.2	$(0.2)	$48.7	$0.1

	December 31, 2017
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.7	$0.1	$—	$0.8	$—
States, municipalities and political subdivisions	4.0	0.2	—	4.2	—
Foreign governments	0.2	0.2	—	0.4	—
Asset-backed	8.2	—	—	8.2	—
Residential mortgage-backed	2.9	0.3	—	3.2	0.2
U.S. corporate	27.5	2.0	(0.1)	29.4	—
Foreign corporate	7.7	0.7	—	8.4	—
Total fixed maturity securities	$51.2	$3.5	$(0.1)	$54.6	$0.2
Equity securities:
Non-redeemable preferred stocks	$0.1	$0.1	$—	$0.2	$—
(1)  Represents the amount of OTTI recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities by Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2018 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$1.3	$1.4
Due after one year through five years	23.0	23.3
Due after five years through ten years	5.8	6.1
Due after ten years	6.3	7.5
Total	36.4	38.3
Asset-backed	7.9	7.9
Residential mortgage-backed	2.4	2.5
Total	$46.7	$48.7

Schedule of Major Categories of Investment Income
Major categories of net investment income were as follows for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Fixed maturity securities	$2.0	$2.0	$2.2
Commercial mortgage loans on real estate	—	—	0.2
Other	0.1	0.2	0.1
Total investment income	2.1	2.2	2.5
Investment expenses	(0.1)	(0.1)	(0.1)
Net investment income	$2.0	$2.1	$2.4

Summary of Proceeds from Sales of Available-for-Sale Securities and the Gross Realized gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale fixed maturities (and equity securities from 2017 and 2016 prior to the previously described fair value change in accounting) and gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Proceeds from sales	$14.7	$13.7	$60.9
Gross realized gains (1)	0.1	0.1	5.2
Gross realized losses (2)	(0.3)	—	(0.5)

(1) Gross realized gains for the year ended December 31, 2016 include $5.2 million related to the sale of Assurant Employee Benefits as described in Note 1.
(2) Gross realized losses for the year ended December 31, 2016 include $0.5 related to the sale of Assurant Employee Benefits as described in Note 1.

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary-Investments
The following table sets forth the net realized gains (losses) recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$(0.2)	$—	$4.4
Equity securities	—	0.1	0.4
Commercial mortgage loans on real estate	—	—	0.7
Total net realized gains (losses) (1)	$(0.2)	$0.1	$5.5

(1) The year ended December 31, 2016 net gains includes $5.3 million related to the sale of Assurant Employee Benefits as described in Note 1.

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts:

	Years Ended December 31,
	2018	2017	2016
Balance, beginning of year	$0.1	$0.3	$0.6
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(0.1)	(0.2)	(0.2)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	—	—	(0.1)
Balance, end of year	$—	$0.1	$0.3

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities, as applicable, as of December 31, 2018 and 2017 were as follows:

	December 31, 2018
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. corporate	$—	$—	$3.0	$(0.1)	$3.0	$(0.1)
Foreign corporate	—	—	1.6	(0.1)	1.6	(0.1)
Total fixed maturity securities	$—	$—	$4.6	$(0.2)	$4.6	$(0.2)

	December 31, 2017
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. corporate	$15.6	$(0.1)	$—	$—	$15.6	$(0.1)

Schedule of Cost or Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities in an Unrealized Loss Position
The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position as of December 31, 2018, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$4.0	$3.9
Due after five years through ten years	0.8	0.7
Total	$4.8	$4.6